Note 23 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 189,534	$ 178,022	$ 187,705
Interest paid	$ 51,898	$ 41,650	$ 25,103